Annual Operating Expenses - FidelityAdvisorLargeCapFund-AMCIZPRO - FidelityAdvisorLargeCapFund-AMCIZPRO - Fidelity Advisor Large Cap Fund	Jan. 28, 2023
Fidelity Advisor Large Cap Fund - Class A
Operating Expenses:
Management fee	0.44%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	0.92%
Fidelity Advisor Large Cap Fund - Class C
Operating Expenses:
Management fee	0.44%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual operating expenses	1.69%
Fidelity Advisor Large Cap Fund - Class M
Operating Expenses:
Management fee	0.44%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.23%
Total annual operating expenses	1.17%
Fidelity Advisor Large Cap Fund - Class I
Operating Expenses:
Management fee	0.44%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.65%
Fidelity Advisor Large Cap Fund - Class Z
Operating Expenses:
Management fee	0.44%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.53%